Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 4-61 - Franklin Mutual Global Discovery VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 134
3 years	418
5 years	723
10 years	$ 1,590